Income Taxes (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 15.2	$ 12.8
Carry-forward indefinitely	3.3
Tax Year Two Zero Three Nine [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforward	$ 9.5